8. Equipment Notes Payable (Tables)	9 Months Ended
Sep. 30, 2016
Equipment Notes Payable Tables
Equipment notes payable
	Current Balance	2015

On September 30, 2015, the Company entered into a retail installment purchase contract in the amount of $57,007, secured by a 2016 Dodge Ram 5500 purchased on that date. This installment loan bears interest at a fixed rate of 4.22% and the Company shall make 60 monthly payments of $1,056 beginning October 30, 2015.	$46,546	$54,433

On December 15, 2015, the Company entered into a retail installment purchase contract in the amount of $56,711, secured by a 2016 Dodge Ram 5500 purchased on that date. This installment loan bears interest at a fixed rate of 4.22% and the Company shall make 60 monthly payments of $1,050 beginning January 15, 2016.	48,947	56,711

On March 8, 2016, the Company entered into a retail installment purchase contract in the amount of $46,492, secured by a 2016 Dodge Ram 2500 purchased on that date. This installment loan bears interest at a fixed rate of 5.62% and the Company shall make 72 monthly payments of $764 beginning April 8, 2016.	43,176	-

On May 26, 2016, the Company entered into a retail installment purchase contract in the amount of $56,936, secured by a 2016 Dodge Ram 5500 purchased on that date. This installment loan bears interest at a fixed rate of 4.89% and the Company shall make 60 monthly payments of $1,072 beginning June 26, 2016.	53,557	-

Total equipment notes payable	192,226	111,144

Less Current Portion	39,043	20,979

Convertible notes payable, net of current portion	$153,183	$90,165

Schedule of principle payments due on convertible notes payable
Twelve months ended September 30,
2017	$39,044
2018	40,897
2019	42,841
2020	44,878
2021	20,203
2022	4,363
$192,226